UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 2 Avenue De Lafayette, 6th Floor Boston, Massachusetts 02111

Thomas Reyes, Esq. State Street Bank and Trust Company 2 Avenue De Lafayette, 6th Floor Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

RMR Hospitality and Real Estate Fund

Portfolio of Investments  –  March 31, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 88.2%
Real Estate Investment Trusts – 84.7%
Apartments – 5.6%
Apartment Investment & Management Co.	36,200	$2,088,378
Associated Estates Realty Corp.	5,600	78,904
Equity Residential	8,000	385,840
Home Properties, Inc.	10,500	554,505
UDR, Inc.	14,100	431,742
		3,539,369
Diversified – 22.2%
Colonial Properties Trust	81,900	3,740,373
Cousins Properties, Inc.	10,000	328,600
Crescent Real Estate Equities Co.	146,500	2,938,790
iStar Financial, Inc.	6,000	280,980
Lexington Corporate Properties Trust	128,800	2,721,544
Liberty Property Trust	26,000	1,266,720
Mission West Properties, Inc.	3,000	43,380
National Retail Properties, Inc.	96,850	2,342,801
Spirit Finance Corp.	12,500	186,250
Vornado Realty Trust	2,000	238,680
Washington Real Estate Investment Trust	300	11,226
		14,099,344
Health Care – 11.1%
Health Care Property Investors, Inc.	6,770	243,923
Health Care REIT, Inc.	75,740	3,324,986
Healthcare Realty Trust, Inc.	9,300	346,890
Medical Properties Trust, Inc.	17,050	250,465
Nationwide Health Properties, Inc.	86,000	2,688,360
OMEGA Healthcare Investors, Inc.	2,000	34,300
Universal Health Realty Income Trust	5,000	178,750
		7,067,674
Hospitality – 13.8%
Ashford Hospitality Trust, Inc.	74,000	883,560
Eagle Hospitality Properties Trust, Inc.	51,000	568,650
Entertainment Properties Trust	18,800	1,132,700
Equity Inns, Inc.	62,200	1,018,836
FelCor Lodging Trust, Inc.	20,000	519,400
Hersha Hospitality Trust	38,100	448,818
Host Hotels & Resorts, Inc.	24,000	631,440
Innkeepers USA Trust	38,200	621,896
LaSalle Hotel Properties	7,200	333,792
Strategic Hotels & Resorts, Inc.	12,000	274,440
Sunstone Hotel Investors, Inc.	8,000	218,080
Supertel Hospitality, Inc.	267,130	2,038,202
Winston Hotels, Inc.	5,000	75,150
		8,764,964
Industrial – 9.2%
AMB Property Corp.	1,000	58,790
DCT Industrial Trust, Inc.	5,300	62,699
EastGroup Properties, Inc.	6,000	306,180
First Industrial Realty Trust, Inc.	104,160	4,718,448
ProLogis	11,000	714,230
		5,860,347
Manufactured Homes – 0.1%
Sun Communities, Inc.	2,000	62,040

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Mortgage – 6.3%
Abingdon Investment, Ltd. (a)	200,000	$1,900,000
Alesco Financial, Inc.	19,000	165,490
American Mortgage Acceptance Co.	12,700	113,538
Arbor Realty Trust, Inc.	1,100	33,484
Crystal River Capital, Inc.	26,900	721,996
HomeBanc Corp.	12,500	43,625
KKR Financial Corp.	5,500	150,865
New Century Financial Corp.	9,000	9,540
Newcastle Investment Corp.	21,600	598,968
NovaStar Financial, Inc.	35,500	177,500
Thornburg Mortgage, Inc.	3,500	91,000
		4,006,006
Office – 8.7%
American Financial Realty Trust	86,500	871,920
Boston Properties, Inc.	4,000	469,600
Brandywine Realty Trust	49,400	1,650,454
Corporate Office Properties Trust	11,500	525,320
Douglas Emmett, Inc.	8,300	211,899
Highwoods Properties, Inc.	45,000	1,777,050
Parkway Properties, Inc.	300	15,675
		5,521,918
Other Financial Services – 0.0%
Friedman Billings Ramsey Group, Inc.	5,000	27,600
Retail – 5.4%
CBL & Associates Properties, Inc.	12,000	538,080
Developers Diversified Realty Corp.	2,000	125,800
Equity One, Inc.	3,000	79,500
Glimcher Realty Trust	27,400	740,348
New Plan Excel Realty Trust	41,270	1,363,148
Pennsylvania Real Estate Investment Trust	2,000	88,660
Ramco-Gershenson Properties Trust	3,000	107,130
Realty Income Corp.	12,200	344,040
Urstadt Biddle Properties, Inc.	2,900	56,724
		3,443,430
Specialty – 1.6%
Getty Realty Corp.	34,000	977,160
Resource Capital Corp.	2,000	32,280
		1,009,440
Storage – 0.7%
Sovran Self Storage, Inc.	8,100	448,821
Total Real Estate Investment Trusts (Cost $45,750,121)		53,850,953
Other – 3.5%
American Capital Strategies, Ltd.	3,500	155,085
IndyMac Bancorp, Inc.	3,000	96,150
Iowa Telecommunication Services, Inc.	20,800	416,000
MCG Capital Corp.	11,000	206,360
Meruelo Maddux Properties, Inc. (b)	6,300	55,125
Seaspan Corp.	33,400	894,786
Wyndham Worldwide Corp. (b)(c)	11,000	375,650
Total Other (Cost $1,807,503)		2,199,156
Total Common Stocks (Cost $47,557,624)		56,050,109
Preferred Stocks – 41.9%
Real Estate Investment Trusts – 41.9%
Apartments – 0.9%
Apartment Investment & Management Co., Series U	24,000	612,720

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Diversified – 2.5%
Colonial Properties Trust, Series E	23,067	$583,595
Digital Realty Trust, Inc., Series A	15,000	387,300
LBA Realty LLC, Series B	30,000	607,500
		1,578,395
Health Care – 4.2%
Health Care REIT, Inc., Series F	40,000	1,030,000
Health Care REIT, Inc., Series G	20,000	635,200
LTC Properties, Inc., Series F	40,000	1,020,000
		2,685,200
Hospitality – 24.2%
Ashford Hospitality Trust, Series A	46,000	1,177,600
Eagle Hospitality Properties Trust, Inc., Series A	28,000	686,000
FelCor Lodging Trust, Inc., Series C	60,000	1,526,400
Hersha Hospitality Trust, Series A	44,000	1,134,320
Highland Hospitality Corp., Series A	170,000	4,284,000
Host Marriott Corp., Series E	100,000	2,700,000
Innkeepers USA Trust, Series C	27,000	677,970
LaSalle Hotel Properties, Series E	5,000	135,800
LaSalle Hotel Properties, Series G	10,000	252,500
Strategic Hotels & Resorts, Inc., Series C	20,000	511,600
Winston Hotels, Inc., Series B	99,000	2,316,600
		15,402,790
Manufactured Homes – 0.4%
Affordable Residential Communities, Series A	9,600	243,840
Mortgage – 1.2%
Anthracite Capital, Inc., Series D	7,000	165,900
HomeBanc Corp., Series A	25,000	585,000
		750,900
Office – 8.0%
Alexandria Real Estate Equities, Inc., Series C	120,000	3,253,200
SL Green Realty Corp., Series D	70,000	1,812,300
		5,065,500
Retail – 0.5%
The Mills Corp., Series E	1,800	47,178
The Mills Corp., Series G	10,000	261,500
		308,678
Total Preferred Stocks (Cost $25,771,409)		26,648,023
Debt Securities – 8.5%
Hospitality – 8.5%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	2,035,000
FelCor Lodging LP, 8.50%, 06/01/2011 (d)	1,600,000	1,714,000
Six Flags, Inc., 9.75%, 04/15/2013	1,760,000	1,676,400
Total Debt Securities (Cost $5,259,658)		5,425,400
Short-Term Investments – 3.8%
Other Investment Companies – 3.8%
SSgA Money Market Fund, 4.98% (e) (Cost $2,438,023)	2,438,023	2,438,023
Total Investments – 142.4% (Cost $81,026,714) (f)		90,561,555
Other assets less liabilities – 1.6%		1,005,668
Preferred Shares, at liquidation preference – (44.0)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$63,567,223

See notes to portfolio of investments.

Notes to Portfolio of Investments
(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.0% of net assets).
(b)	As of March 31, 2007, this security had not paid a distribution.
(c)	A hospitality company.
(d)	Also a Real Estate Investment Trust.
(e)	Rate reflects 7 day yield as of March 31, 2007.
(f)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2007, are as follows:

Cost	$81,026,714

Gross unrealized appreciation	$11,531,784
Gross unrealized depreciation	(1,996,943)
Net unrealized appreciation	$9,534,841

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 8, 2007